Shareholders' Equity	6 Months Ended
Sep. 30, 2019
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Shareholders' Equity
11	SHAREHOLDERS’ EQUITY
Common Stock
The number of issued shares of common stock and common stock held by the Company at September 30, 2019 and March 31, 2019 was as follows:

	At September 30, 2019	At March 31, 2019
Shares outstanding	1,373,171,556	1,399,401,420
Shares in treasury	3,698,728	3,800,918
The total number of authorized shares of common stock was 3,000 million at September 30, 2019 and March 31, 2019 with no stated value.
On May 15, 2019, the Company’s board of directors resolved to repurchase shares of its common stock and cancel all the repurchased shares. The resolution authorized the repurchase of up to the lesser of (i) an aggregate of 32,000,000 shares of its common stock and (ii) an aggregate of ¥100 billion between May 16, 2019 and August 30, 2019. On August 9, 2019, the Company completed the repurchase, acquiring 26,502,400 shares of its common stock for ¥100 billion in aggregate. The Company cancelled all of the repurchased shares on September 20, 2019.

Preferred Stock
The following table shows the number of shares of preferred stock at September 30, 2019 and March 31, 2019.

	At September 30, 2019		At March 31, 2019
	Authorized	Issued	Authorized	Issued
Type 5 preferred stock	167,000	—	167,000	—
Type 7 preferred stock	167,000	—	167,000	—
Type 8 preferred stock	115,000	—	115,000	—
Type 9 preferred stock	115,000	—	115,000	—